Equity - Non-controlling interests - Narrative (Detail)		12 Months Ended
	Jul. 02, 2014	Jun. 30, 2019
United Spirits Limited
Disclosure of reserves within equity [line items]
Proportion of ownership interest in subsidiary	54.78%	54.78%
Proportion of ownership interests in Subsidiary held by non-controlling interests		43.91%
Ketel One
Disclosure of reserves within equity [line items]
Proportion of ownership interest in subsidiary		50.00%